Segment Information - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of operating segments [Line Items]
Long-lived assets	$ 383,056	$ 424,377	$ 15,113
Information about major customers	Company did not have any single customer whose revenue exceeded 10% of the total revenues
Overseas [Member]
Disclosure of operating segments [Line Items]
Long-lived assets	$ 4,063	$ 3,746